Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 5,794	[1]	£ 7,029	£ 4,235
Net gains on financial instruments held for trading | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Net trading income	3,992		5,342	2,941
Net gains on financial instruments designated at fair value | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	692		700	256
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,110		£ 987	£ 1,038

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.